Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Alternative Access First Priority CLO Bond ETF | Alternative Access First Priority CLO Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	5.11%	6.85%	8.33%	0.36%	1.14%